As filed with the Securities and Exchange Commission on March 15, 2016

Securities Act File No. 333-56203

Investment Company Act File No. 811-08797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 86	☒
(Check appropriate box or boxes)

BLACKROCK INTERNATIONAL FUND OF BLACKROCK SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock International Fund of BlackRock Series, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $.0001 per share

BlackRock Master LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on March 15, 2016.

BLACKROCK INTERNATIONAL FUND OF BLACKROCK SERIES, INC.
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer (Principal Executive Officer)	March 15, 2016
(John M. Perlowski)

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	March 15, 2016
(Neal J. Andrews)

DAVID O. BEIM*	Director
(David O. Beim)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*By:	/s/ BENJAMIN ARCHIBALD	March 15, 2016
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

BlackRock Master LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock International Fund of BlackRock Series, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on March 15, 2016.

BLACKROCK MASTER LLC ON BEHALF OF BLACKROCK MASTER INTERNATIONAL PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock International Fund of BlackRock Series, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer (Principal Executive Officer)	March 15, 2016
(John M. Perlowski)

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	March 15, 2016
(Neal J. Andrews)

DAVID O. BEIM*	Director
(David O. Beim)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*By:	/s/ BENJAMIN ARCHIBALD	March 15, 2016
(Benjamin Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase